Related-party transactions - Disclosure of transactions between related parties (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Directors of the Company
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 127	£ 141
Pension contributions	7	6
Employee benefits expense	134	147
Directors of the Company and key management
Disclosure of transactions between related parties [line items]
Aggregate emoluments	566	289
Pension contributions	40	16
Employee benefits expense	£ 606	£ 305